Income Tax (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of income tax [text block] [Abstract]
Schedule of tax reconciliation and the impact of unrecognized deferred tax assets
Thousands of $	Income Statement
For the years ended December 31	2021	2020	2019
Loss for the year	(29,002)	(28,662)	(43,100)
Income tax expense	0	0	575
Loss before income tax	(29,002)	(28,662)	(43,675)

Tax using the MDxHealth’s domestic tax rate (25.00 % in 2021, 2020 and 29.58% in 2019)	(7,251)	(7,166)	(12,919)
Effect of unused tax losses not recognized as deferred tax assets	(7,251)	(7,166)	(12,919)